Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
NOTE 23. QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(in thousands, except share and per share data)
2014 (1)(2)
Total revenues	$470,842	$592,848	$654,116	$662,877
Gross profit	$258,163	$289,403	$312,923	$288,697
(Loss) income from continuing operations	$(47,401)	$40,575	$48,953	$19,481
Discontinued operations, net of tax	$(385,877)	$(20,189)	$(301,002)	$(72,724)
Net (loss) income attributable to Endo International plc	$(436,912)	$21,160	$(252,084)	$(53,483)
Net (loss) income per share attributable to Endo International plc ordinary shareholders—Basic:
Continuing operations	$(0.37)	$0.27	$0.32	$0.13
Discontinued operations	(3.04)	(0.13)	(1.96)	(0.48)
Basic	$(3.41)	$0.14	$(1.64)	$(0.35)
Net (loss) income per share attributable to Endo International plc ordinary shareholders—Diluted:
Continuing operations	$(0.37)	$0.25	$0.31	$0.12
Discontinued operations	(3.04)	(0.12)	(1.90)	(0.46)
Diluted	$(3.41)	$0.13	$(1.59)	$(0.34)
Weighted average shares—Basic	128,135	152,368	153,309	153,772
Weighted average shares—Diluted	128,135	163,369	158,975	159,213
2013 (3)
Total revenues	$535,842	$586,177	$550,075	$452,587
Gross profit	$318,497	$351,547	$328,174	$239,860
Income from continuing operations	$58,660	$80,688	$91,680	$10,596
Discontinued operations, net of tax	$(32,057)	$(32,577)	$(37,065)	$(772,339)
Net income (loss) attributable to Endo International plc	$15,349	$34,999	$40,223	$(775,910)
Net income (loss) per share attributable to Endo International plc ordinary shareholders—Basic:
Continuing operations	$0.53	$0.72	$0.80	$0.09
Discontinued operations	(0.39)	(0.41)	(0.45)	(6.83)
Basic	$0.14	$0.31	$0.35	$(6.74)
Net income (loss) per share attributable to Endo International plc ordinary shareholders—Diluted:
Continuing operations	$0.52	$0.69	$0.76	$0.08
Discontinued operations	(0.38)	(0.39)	(0.43)	(6.11)
Diluted	$0.14	$0.30	$0.33	$(6.03)
Weighted average shares—Basic	111,216	112,531	114,327	115,105
Weighted average shares—Diluted	113,189	117,221	120,261	128,644
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(1)
(Loss) income from continuing operations for the year ended December 31, 2014 was impacted by (1) milestone payments to collaborative partners of $11.2 million, $10.4 million, $13.4 million and $16.8 million in the first, second, third and fourth quarters, respectively (2) acquisition-related and integration items of $45.3 million, $19.6 million, $2.7 million and $9.8 million during the first, second, third and fourth quarters, respectively (3) asset impairment charges of $22.5 million during the fourth quarter (4) inventory step-up charges of $3.6 million, $19.1 million, $17.4 million and $25.5 million during the first, second, third and fourth quarters, respectively (5) amortization expense relating to intangible assets of $39.7 million, $52.8 million, $55.4 million and $70.9 million during the first, second, third and fourth quarters, respectively (6) adjustments to accruals for certain integration costs and separation benefits incurred in connection with continued efforts to enhance the Company’s operations and other miscellaneous costs of $(1.9) million, $11.4 million, $7.5 million and $8.7 million during the first, second, third and fourth quarters, respectively (7) other charges related to litigation-related and other contingent matters totaling $4.0 million, $3.1 million and $35.0 million during the second, third and fourth quarters, respectively (8) a charge for an additional year of the branded prescription drug fee in accordance with U.S. Internal Revenue Service (IRS) regulations issued in the third quarter of 2014 of $25.0 million and (9) amounts related to expense for the reimbursement of directors’ and certain employees’ excise tax liabilities pursuant to Section 4985 of the Internal Revenue Code of $60.0 million, $(4.7) million and $(1.0) million during the first, second and third quarters, respectively.

(2)
In the fourth quarter of 2014, the Company recorded certain measurement period adjustments reflecting changes in the preliminary estimated fair values of certain assets and liabilities acquired in connection with the Company’s various 2014 business combinations, including adjustments to intangible assets and inventory, among others. The Company considered the impact of these adjustments on the comparative financial information presented, which related primarily to intangible asset amortization expense and inventory step-up costs, and determined that the retrospective impact was not material to the Company’s Consolidated Financial Statements for any of the periods presented. Accordingly, in the fourth quarter of 2014, the Company recorded combined pre-tax charges for intangible asset amortization and inventory step-up of approximately $9.2 million, which included the cumulative effect of these measurement period adjustments, a portion of which related to each of the first, second and third quarters of 2014. This amount was recorded to Cost of revenues.

(3)
Income from continuing operations for the year ended December 31, 2013 was impacted by (1) milestone payments to collaborative partners of $2.6 million, $5.4 million, $3.1 million and $18.6 million in the first, second, third and fourth quarters, respectively (2) acquisition-related and integration items of $0.5 million, $1.6 million, $1.5 million and $4.1 million during the first, second, third and fourth quarters, respectively (3) asset impairment charges of $1.1 million, $2.8 million, $0.8 million and $27.3 million during the first, second, third and fourth quarters, respectively (4) amortization expense relating to intangible assets of $32.0 million, $35.6 million, $29.5 million and $26.5 million during the first, second, third and fourth quarters, respectively (5) certain integration costs and separation benefits incurred in connection with continued efforts to enhance the Company’s operations and other miscellaneous costs of $13.7 million, $41.6 million, $20.8 million and $15.3 million during the first, second, third and fourth quarters, respectively and (6) other litigation-related items and other contingent matters totaling $(18.8) million, $(16.5) million, $(14.6) million and $9.0 million during the first, second, third and fourth quarters, respectively.

Quarterly and year to date computations of per share amounts are made independently, therefore the sum of the per share amounts for the quarters may not equal the per share amounts for the year.
Through the date of its sale in February 2014, the assets and liabilities of the HealthTronics business are classified as held for sale in the Consolidated Balance Sheets for all periods presented. The majority of the assets and liabilities of the AMS business are classified as held for sale in the Consolidated Balance Sheets for all periods presented. Depreciation and amortization expense are not recorded on assets held for sale. The operating results of these businesses are reported as Discontinued operations, net of tax in the Consolidated Statements of Operations for all periods presented. For additional information, see Note 3. Discontinued Operations.